STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.7%
Banks - 4.7%
Citigroup	91,540		5,695,619
First Republic Bank	48,082		4,830,318
			10,525,937
Capital Goods - 3.5%
Acuity Brands	21,163		2,539,772
Ferguson	35,793		2,284,288
General Electric	301,979		3,016,770
			7,840,830
Consumer Durables & Apparel - 4.7%
Lennar, Cl. A	39,480		1,938,073
NIKE, Cl. B	45,447		3,827,092
PulteGroup	107,232		2,998,207
Under Armour, Cl. A	92,761	[a]	1,960,968
			10,724,340
Diversified Financials - 2.9%
Goldman Sachs Group	20,541		3,943,667
Redwood Trust	165,076	[b]	2,665,977
			6,609,644
Food & Staples Retailing - 3.4%
Costco Wholesale	17,215		4,168,440
Walgreens Boots Alliance	55,646		3,520,722
			7,689,162
Food, Beverage & Tobacco - 2.6%
PepsiCo	47,691		5,844,532
Health Care Equipment & Services - 7.0%
Abbott Laboratories	107,654		8,605,861
Medtronic	79,233		7,216,542
			15,822,403
Household & Personal Products - 4.1%
Colgate-Palmolive	114,765		7,865,993
Coty, Cl. A	126,445		1,454,118
			9,320,111
Insurance - 4.0%
Intact Financial	106,358		8,999,860
Materials - 4.2%
Ecolab	32,234		5,690,590
International Flavors & Fragrances	29,689		3,823,646
			9,514,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Media & Entertainment - 5.1%
Alphabet, Cl. A	9,710	[a]	11,427,602
Pharmaceuticals Biotechnology & Life Sciences - 8.5%
Gilead Sciences	112,342		7,303,353
Merck & Co.	143,328		11,920,590
			19,223,943
Retailing - 8.9%
Amazon.com	4,098	[a]	7,297,513
Dollar General	47,646		5,684,168
eBay	125,867		4,674,700
The TJX Companies	44,268		2,355,500
			20,011,881
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials	120,501		4,779,070
Qualcomm	38,163		2,176,436
			6,955,506
Software & Services - 12.0%
Accenture, Cl. A	47,704		8,396,858
Intuit	10,956		2,864,008
Microsoft	133,760		15,775,654
			27,036,520
Technology Hardware & Equipment - 9.3%
Apple	45,434		8,630,188
Cisco Systems	188,550		10,179,814
Samsung SDI, GDR	44,187	[a,c]	2,087,504
			20,897,506
Telecommunication Services - 2.3%
Verizon Communications	88,974		5,261,033
Transportation - 1.9%
CH Robinson Worldwide	50,535		4,396,040
Utilities - 5.5%
CMS Energy	104,592		5,809,040
Eversource Energy	94,669		6,716,766
			12,525,806
Total Common Stocks (cost $183,104,262)			220,626,892

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,042,285)	2.46	5,042,285	[d]	5,042,285
Total Investments (cost $188,146,547)		100.0%		225,669,177
Cash and Receivables (Net)		.0%		78,072
Net Assets		100.0%		225,747,249

GDR—Global Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $2,087,504 or .92% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	218,342,604	2,284,288††	-	220,626,892
Investment Companies	5,042,285	-	-	5,042,285
Liabilities ($)
Investments in Securities:
Forward Foreign Currency Exchange Contracts†††	-	(278)	-	(278)

† See Statement of Investments for additional detailed categorizations.

† † Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

† † † Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

March 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
State Street Bank and Trust Company
United States Dollar	51,140	Canadian Dollar	68,707	4/1/19	(278)
Gross Unrealized Depreciation					(278)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2019, accumulated net unrealized appreciation on investments was $37,522,630, consisting of $41,975,201 gross unrealized appreciation and $4,452,571 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.